Unaudited Interim Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUE:
Revenue (Note 3)	$ 60,984	$ 25,275
EXPENSES:
Voyage expenses	2,515	8,748
Vessel operating expenses	10,332	6,277
Depreciation and amortization of deferred charges (Note 6)	7,465	4,070
General and administrative expenses (Notes 4 and 9)	3,415	3,289
(Reversal) / Provision for credit losses and write offs (Note 3)	(55)	77
Foreign currency losses / (gains)	37	(53)
Operating income	37,275	2,867
OTHER INCOME / (EXPENSES)
Interest and finance costs (Notes 4 and 7)	(5,364)	(1,090)
Interest income	1,206	13
Changes in fair value of warrants' liability (Note 11)	966	0
Total other expenses, net	(3,192)	(1,077)
Net income	34,083	1,790
Income allocated to participating securities	(1)	0
Deemed dividend on Series B preferred stock upon exchange of common stock (Notes 9 and 10)	0	(9,271)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature (Notes 9 and 10)	(9,809)	0
Deemed dividend to the July 2022 and August 2022 warrants' holders due to triggering of a down-round feature (Notes 9 and 10)	(789)	0
Dividends on preferred stock (Note 10)	(951)	(328)
Total net income / (loss) attributable to common stockholders	$ 22,533	$ (7,809)
Earnings / (Loss) per common share, basic, total (Note 10) (in dollars per share)	$ 2.43	$ (27.29)
Earnings / (Loss) per common share, diluted, total (Note 10) (in dollars per share)	$ 1	$ (27.29)
Weighted average number of common shares, basic (Note 10) (in shares)	9,284,254	286,155
Weighted average number of common shares, diluted (Note 10) (in shares)	32,366,729	286,155